PREPAID EXPENSES (Details) - CAD ($)	Sep. 30, 2018	Dec. 31, 2017
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 133,220	$ 159,312
Market Registration Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	4,341	7,685
Deposit with ANX
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	0	70,029
Prepaid Consulting Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	0	26,025
Prepaid Management Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 96,902	$ 55,573